Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-Based Compensation
Schedule of performance-based units activity

The following is a summary of Performance-Based Profits Interest(s) awards outstanding, by grant year and corresponding hurdle value ranges as of, and for the periods ended, December 31, 2018 through 2020, and September 30, 2021:

Year	Units	Performance Hurdle Summary / Ranges
2018	500,000	Liquidation or Sale of Company; $120 Million to $300 Million
2019	1,125,000	Liquidation or Sale of Company; $294 Million
2020	950,000	Liquidation or Sale of Company; $294 Million to $900 Million
2021	60,000	Sale or Equity Transfer of Company; Total Enterprise Value $500 Million

The following is a summary of Performance-Based Profits Interest(s) awards outstanding, by grant year and corresponding hurdle value ranges as of, and for the periods ended, December 31, 2018, 2019 and 2020:

Year	Units	Performance Hurdle Summary / Ranges
2018	500,000	Liquidation or Sale of Company; $120 Million to $300 Million
2019	1,125,000	Liquidation or Sale of Company; $294 Million
2020	950,000	Liquidation or Sale of Company; $294 Million to $900 Million

Schedule of number of Class C Units (Performance-based and Time- based) activity and weighted average fair market values

				FMV / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
03.31.2021	60.00%	0.06%	0.90	$4.7410
12.31.2020	65.00%	0.10%	1.10	$0.4940
06.11.2020	45.00%	0.19%	1.70	$0.1510
11.04.2019	45.00%	1.60%	2.30	$0.1280
12.31.2018	40.00%	2.46%	3.10	$0.1510
02.08.2018	40.00%	2.45%	4.00	$0.1700 to $0.1900

				FMV Range / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
12.31.2020	65.00%	0.10%	1.10	$0.4940
06.11.2020	45.00%	0.19%	1.70	$0.1510
11.04.2019	45.00%	1.60%	2.30	$0.1280
12.31.2018	40.00%	2.46%	3.10	$0.1510
02.08.2018	40.00%	2.45%	4.00	$0.1700 to $0.1900

Schedule of fair value assumptions

			Weighted	Performance	Weighted	Total Units
	Time-Based	Vested	Avg. FMV	Based	Avg. FMV	Outstanding
Outstanding, December 31, 2019	2,445,833	1,058,333	$0.1280	1,625,000	$0.0417	4,070,833
Granted	600,000	—	$0.4940	950,000	$0.0363	1,550,000
Vested	—	443,750	$0.3028	—	$—	—
Repurchased	(200,000)	(200,000)	$0.9000	—	$—	(200,000)
Outstanding, December 31, 2020	2,845,833	1,302,083	$0.4940	2,575,000	$0.0363	5,420,833
Granted	985,000	—	$4.7410	60,000	$0.3790	1,045,000
Vested	—	623,750	$1.0794	—	$—	—
Forfeited	(280,000)	—	$—	(700,000)	$—	(980,000)
Outstanding, September 30, 2021	3,550,833	1,925,833	$4.7410	1,935,000	$0.3790	5,485,833

			Weighted	Performance	Weighted	Total Units
	Time-Based	Vested	Avg. FMV	Based	Avg. FMV	Outstanding
Outstanding, December 31, 2017	—	—	$—	—	$—	—
Granted	1,975,000	—	$0.1800	500,000	$0.0250	2,475,000
Vested	—	425,000	$0.1800	—	$—	—
Outstanding, December 31, 2018	1,975,000	425,000	$0.1607	500,000	$0.0250	2,475,000
Granted	1,125,000	—	$0.1280	1,375,000	$0.0417	2,500,000
Vested	—	633,333	$0.1485	—	$—	—
Forfeited	(654,167)	—	$0.1385	(250,000)	$0.0690	(904,167)
Repurchased	—	—	$—	—	$—	—
Outstanding, December 31, 2019	2,445,833	1,058,333	$0.1280	1,625,000	$0.0417	4,070,833
Granted	600,000	—	$0.4940	950,000	$0.0363	1,550,000
Vested	—	443,750	$0.3028	—	$—	—
Forfeited	—	—	$—	—	$—	—
Repurchased	(200,000)	(200,000)	$0.9000	—	$—	(200,000)
Outstanding, December 31, 2020	2,845,833	1,302,083	$0.4940	2,575,000	$0.0363	5,420,833